Recent Accounting Pronouncements (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred revenue	$ 265	$ 227
License Agreement [Member] | Bellco [Member]
Deferred revenue	$ 278